Offerings	Mar. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.400% Senior Notes due 2029
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99978
Maximum Aggregate Offering Price	$ 849,813,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,360.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-275550) filed with the Securities and Exchange Commission on November 14, 2023 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.650% Senior Notes due 2031
Amount Registered | shares	850,000,000
Proposed Maximum Offering Price per Unit	0.99894
Maximum Aggregate Offering Price	$ 849,099,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 117,261.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-275550) filed with the Securities and Exchange Commission on November 14, 2023 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2036
Amount Registered | shares	800,000,000
Proposed Maximum Offering Price per Unit	0.99869
Maximum Aggregate Offering Price	$ 798,952,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 110,336.00
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, the registrant initially deferred payment of all of the registration fees for the Registration Statement on Form S-3 (File No.333-275550) filed with the Securities and Exchange Commission on November 14, 2023 (the "Registration Statement"). This "Calculation of Filing Fee" table shall be deemed to update the table filed as Exhibit 107 in accordance with Item 16 of the Registration Statement. The prospectus is a final prospectus for the related offering.